Warrant Liabilities (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 18, 2020 $ / shares shares	Jan. 21, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2021 shares	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jan. 20, 2020 shares	Jul. 31, 2019 shares
Warrant Liabilities [Line Items]
Number of warrants issued				0	30,976,394	30,976,394
Number of outstanding warrants				36,666,958	33,379,408	33,379,408		7,396,354
Number of warrants exercised				2,146,931	1,103,469	1,103,469
USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Proceeds from direct offering | $		$ 20,000
Number of warrants issued		5,988,024
Exercise price of warrants issued | $ / shares	$ 9.80	$ 2.45
Number of outstanding warrants	1,497,007			1,497,007	1,497,007	1,497,007	1,497,007
US$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Proceeds from direct offering | $			$ 25,000
Number of warrants issued			7,485,032
Exercise price of warrants issued | $ / shares	$ 9.80		$ 2.45
Number of outstanding warrants	1,871,259		1,871,259	1,871,259	1,871,259	1,871,259
2017 Unsecured Convertible Debentures Warrants
Warrant Liabilities [Line Items]
Number of warrants exercised					17,856	17,856
Proceeds from warrants exercised					$ 72	$ 54
Exercise price of warrants exercised | $ / shares						$ 3.04